Stockholders' Equity (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended				1 Months Ended
	Jun. 05, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Oct. 01, 2014	Oct. 31, 2013	Jul. 31, 2014	May 15, 2014	Jan. 31, 2014	Jan. 23, 2012	Nov. 15, 2013	Nov. 15, 2012	Apr. 30, 2013	Jun. 01, 2012	Apr. 17, 2012	May 01, 2013	May 31, 2012	Apr. 30, 2014	Jul. 15, 2014	Oct. 04, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 4,319,000	$ 4,652,000	$ 4,810,000		$ 4,623,000
Investment Options, Exercise Price	$ 5.00
Warrant Issued To Purchase Common Stock	312,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		2,500
Warrants Issued To Purchase Common Stock (in shares)	312,500
Common Stock, Shares, Issued		11,999,454		10,005,509		7,339,979
Proceeds from Issuance of Common Stock	5,000,000	6,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date				10.00%
Shares Issued, Price Per Share				$ 3.86
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001		$ 0.001
Sale of Stock, Price Per Share				$ 3.499
Exercise Price Of Common Stock	$ 5.00
Term Of Warrants	5 years
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		37,000	58,000	69,000		65,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 0.99
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				3 years 7 months 6 days		4 years 7 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				3 years 29 days		4 years 11 days
Expected Share Based Compensation Expenses For Next 4 Months				13,000
Adam Dweck [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		1,000	0
Warrants Issued To Purchase Common Stock Two		12,500		12,500					25,000
Warrants Exercise Price Two		$ 5.00		$ 5.00					$ 5.00
Investment Warrants Expiration Date		Aug. 02, 2016							Aug. 02, 2016
Accumulated Royalties, One		500,000
Accumulated Royalties, Two		1,000,000
Warrant Issued To Purchase Common Stock		12,500		2,500
Warrants Issued To Purchase Common Stock (in shares)		12,500																					25,000
Exercise Price Of Common Stock								$ 5.00
Class Of Warrant Or Rights Expired				Aug. 02, 2016				Aug. 02, 2016
Warrant Vested During First Milestone		12,500		12,500																			12,500
Warrant Vested During Second Milestone		12,500		12,500																			12,500
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued	1,428,573
Non Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period										35,000	50,000	50,000
Investment Options, Exercise Price										$ 7.50	$ 7.50	$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage										50.00%	50.00%	50.00%
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		0	33,000	33,000		44,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Forfeited In Period		0		0		0
Warrant [Member] | Maximum [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.12
Licensee Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount On Licensing Revenue		13,000	3,000	5,000		5,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		5 years											5 years
Warrants Issued To Purchase Common Stock (in shares)													75,000
Exercise Price Of Common Stock													$ 5.50
Additional Amount Expected To Be Amortized				13,000
Term Of Warrants													5 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Issued Shares Former Equity Plan		576		576
Stock Options Issued Value Per Share Former Equity Plan		$ 728		$ 728
Expected Share Based Compensation Expenses For Next 21 Months		100,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		825,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		275,000
Allocated Share-based Compensation Expense		4,282,000	4,562,000	4,741,000		4,514,000
Expected Share Based Compensation Expenses For Next 24 Months		4,466,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		550,000
Stock Repurchased During Period, Shares		1,250		161,168	[1]	237,033	[1]
Expected Share Based Compensation Expenses For Next 18 Months				$ 826,000
Restricted Stock [Member] | November 15 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased During Period, Shares						218,163	[1]
Restricted Stock [Member] | December 1 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased During Period, Shares						18,870	[1]
Restricted Stock [Member] | November 15 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased During Period, Shares				153,896	[1]
Restricted Stock [Member] | December 1 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased During Period, Shares				7,272	[1]
Equity Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		614,033		2,095,758
Common Stock, Capital Shares Reserved for Future Issuance		2,478,152		3,909,002
Common Stock Eligible For Issuance		5,000,000		5,000,000
Restricted Stock Award Exercise Price Per Share														$ 3.86	$ 3.00
Equity Incentive Plan 2011 [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																1,270,000	256,608	1,150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																195,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				827,776
Stock Repurchased During Period, Shares														153,896	218,163
Equity Incentive Plan 2011 [Member] | Management [Member] | May 15 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				322,224
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number																		37,500
Equity Incentive Plan 2011 [Member] | Management [Member] | November 15 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																		1,075,000
Equity Incentive Plan 2011 [Member] | Management [Member] | March 31 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																1,075,000
Percentage Of Share Based Payment Award Vested In Year One																50.00%
Equity Incentive Plan 2011 [Member] | Management [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two																50.00%
Equity Incentive Plan 2011 [Member] | Management [Member] | June 1 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																	256,608
Equity Incentive Plan 2011 [Member] | Management [Member] | September 20, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																1,075,000
Equity Incentive Plan 2011 [Member] | Management [Member] | May Fifteen Two Thousand Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number																		37,500
Equity Incentive Plan 2011 [Member] | Non Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																			29,750
Percentage Of Share Based Payment Award Vested In Year One																				50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																			2 years
Restricted Stock Award Exercise Price Per Share																				$ 3.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures																				105,500
Equity Incentive Plan 2011 [Member] | Non Executive Employees [Member] | April 30 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One																			50.00%
Equity Incentive Plan 2011 [Member] | Non Executive Employees [Member] | April 30 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two																			50.00%
Equity Incentive Plan 2011 [Member] | Non Management Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																100,000	138,335				50,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				88,863
Stock Repurchased During Period, Shares				7,272		18,870
Restricted Stock Award Exercise Price Per Share				$ 3.86		$ 3.00
Equity Incentive Plan 2011 [Member] | Non Management Directors [Member] | December 1 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																	138,335
Equity Incentive Plan 2011 [Member] | Non Management Directors [Member] | March 31 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One																50.00%
Equity Incentive Plan 2011 [Member] | Non Management Directors [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One																					50.00%
Percentage Of Share Based Payment Award Vested In Year Two																50.00%
Equity Incentive Plan 2011 [Member] | Non Management Directors [Member] | June 1 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				49,472
Equity Incentive Plan 2011 [Member] | Non Management Directors [Member] | March 31 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two																					50.00%
Equity Incentive Plan 2011 [Member] | Executives And Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures											557,475
Equity Incentive Plan 2011 [Member] | Executives And Employees [Member] | March 31 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two											50.00%
Equity Incentive Plan 2011 [Member] | Executives And Employees [Member] | May 31, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One											50.00%
Equity Incentive Plan 2011 [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																						25,000
Equity Incentive Plan 2011 [Member] | Director [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One																						50.00%
Equity Incentive Plan 2011 [Member] | Director [Member] | March 31 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two																						50.00%
Equity Incentive Plan 2011 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		85,000
Stock Repurchased During Period, Shares		40,750
Equity Incentive Plan 2011 [Member] | Restricted Stock [Member] | September 30 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		10,000
Equity Incentive Plan 2011 [Member] | Restricted Stock [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		1,185,000
Equity Incentive Plan 2011 [Member] | Restricted Stock [Member] | Management [Member] | September 30 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																97,500
Equity Incentive Plan 2011 [Member] | Restricted Stock [Member] | Management [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		89,500														97,500
Equity Incentive Plan 2011 [Member] | Restricted Stock [Member] | Management [Member] | January 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		550,000
Equity Incentive Plan 2011 [Member] | Restricted Stock [Member] | Management [Member] | September 30, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		92,000
Equity Incentive Plan 2011 [Member] | Restricted Stock [Member] | Management [Member] | September 30, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		91,000
Equity Incentive Plan 2011 [Member] | Restricted Stock [Member] | Non Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Forfeited In Period				1,500		26,750
Equity Incentive Plan 2011 [Member] | Restricted Stock [Member] | Non Management Directors [Member] | September 30 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																50,000
Equity Incentive Plan 2011 [Member] | Restricted Stock [Member] | Non Management Directors [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		90,000														50,000

[1]	All of the shares of restricted stock in the proceeding table were originally granted to employees and directors as restricted stock pursuant to the Company’s Plan. The shares reflected above were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors on the vesting of restricted stock.